Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Loans Receivable and Allowance for Loan Losses [Abstract]
Loans Receivable and Allowance for Loan Losses

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Set forth below is selected data relating to the composition of the loan portfolio (in thousands):

	December 31, 2019		December 31, 2018
Real Estate:
Residential	$229,781	24.9%	$235,523	27.7%
Commercial	391,327	42.3	374,790	44.1
Construction	17,732	1.9	17,445	2.0
Commercial, financial and agricultural	134,150	14.5	110,542	13.0
Consumer loans to individuals	151,686	16.4	112,002	13.2
Total loans	924,676	100.0%	850,302	100.0%

Deferred fees, net	(95)		(120)
Total loans receivable	924,581		850,182
Allowance for loan losses	(8,509)		(8,452)
Net loans receivable	$916,072		$841,730

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31:

(In thousands)

	2019	2018
Balance at beginning of period	$29	$108
Additions	-	-
Accretion	(29)	(56)
Reclassification and other	-	(23)
Balance at end of period	$-	$29

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	December 31, 2019	December 31, 2018

Outstanding Balance	$793	$1,055
Carrying Amount	$696	$886

There were no material increases or decreases in the expected cash flows of these loans since the acquisition date. There has been no allowance for loan losses recorded for acquired loans with specific evidence of deterioration in credit quality.  As of December 31, 2019, for loans that were acquired prior to 2019 with or without specific evidence of deterioration in credit quality, adjustments to the allowance for loan losses have been accounted for through the allowance for loan loss adequacy calculation.

The Company maintains a loan review system, which allows for a periodic review of our loan portfolio and the early identification of potential impaired loans.  The system takes into consideration, among other things, delinquency status, size of loans, type and market value of collateral and financial condition of the borrowers.  Specific loan loss allowances are established for identified losses based on a review of such information.  A loan evaluated for impairment is considered to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Company does not aggregate such loans for evaluation purposes.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential mortgage loans for impairment disclosures, unless such loans are part of a larger relationship that is impaired, or are classified as a troubled debt restructuring.

The following tables show the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2019
Individually evaluated for impairment	$-	$2,144	$-	$-	$-	$2,144
Loans acquired with deteriorated credit quality	476	220	-	-	-	696
Collectively evaluated for impairment	229,305	388,963	17,732	134,150	151,686	921,836
Total Loans	$229,781	$391,327	$17,732	$134,150	$151,686	$924,676

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2018
Individually evaluated for impairment	$-	$1,319	$-	$-	$-	$1,319
Loans acquired with deteriorated credit quality	630	256	-	-	-	886
Collectively evaluated for impairment	234,893	373,215	17,445	110,542	112,002	848,097
Total Loans	$235,523	$374,790	$17,445	$110,542	$112,002	$850,302

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

		Unpaid Principal
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2019		(in thousands)
With no related allowance recorded:
Real Estate Loans
Commercial	$143	$394	$-
Subtotal	143	394	-

With an allowance recorded:
Real Estate Loans
Commercial	2,001	2,001	417
Subtotal	2,001	2,001	417
Total:
Real Estate Loans
Commercial	2,144	2,395	417
Total Impaired Loans	$2,144	$2,395	$417

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2018	(In thousands)
With no related allowance recorded:
Real Estate Loans
Commercial	$1,319	$1,747	$-
Subtotal	1,319	1,747	-

Total:
Real Estate Loans
Commercial	1,319	1,747	-
Total Impaired Loans	$1,319	$1,747	$-

The following information for impaired loans is presented for the years ended December 31, 2019 and 2018:

	Average Recorded	Average Recorded		Interest Income
		Investment		Recognized
	2019		2018	2019	2018
	(In thousands)
Total:
Real Estate Loans
Commercial		$1,036	$1,220	$233	$67
Total Loans		$1,036	$1,220	$233	$67

Troubled debt restructured loans are those loans whose terms have been renegotiated to provide a reduction or deferral of principal or interest as a result of financial difficulties experienced by the borrower, who could not obtain comparable terms from alternate financing sources.  As of December 31, 2019, troubled debt restructured loans totaled $99,000 and did not require a specific reserve.  During 2019, there were no new loan relationships identified as troubled debt restructurings, while one loan identified as a troubled debt restructuring with a balance of $977,000 as of December 31, 2018 was transferred to foreclosed real estate during 2019.  During 2019, there was a charge-off in the amount of $451,000 on loans classified as troubled debt restructurings.

As of December 31, 2018, troubled debt restructured loans totaled $1.1 million and resulted in specific reserves of $0.  During 2018, there were no new loan relationships identified as troubled debt restructurings, while one loan identified as a troubled debt restructuring with a balance of $23,000 as of December 31, 2017 was paid in full during 2018.  During 2018, there were no charge-offs on loans classified as troubled debt restructurings.

Foreclosed assets acquired in settlement of loans are carried at fair value less estimated costs to sell and are included in foreclosed real estate owned on the Consolidated Balance Sheets.  As of December 31, 2019 and 2018, foreclosed real estate owned totaled $1,556,000 and $1,115,000, respectively.  As of December 31, 2019, included within foreclosed real estate owned are two commercial properties that were foreclosed on or received via a deed in lieu.  As of December 31, 2019, the Company has initiated formal foreclosure proceedings on three consumer residential mortgage loans with an outstanding balance of $299,000.

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio.  The first four categories are considered not criticized, and are aggregated as “Pass” rated.  The criticized rating categories utilized by management generally follow bank regulatory definitions.  The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  Loans greater than 90 days past due are considered Substandard unless full payment is expected.  Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as nonperformance, repossession, or death occurs to raise awareness of a possible credit event.  The Company’s Loan Review Department is responsible for the timely and accurate risk rating of the loans on an ongoing basis.  Every credit which must be approved by Loan Committee or the Board of Directors is assigned a risk rating at time of consideration.  Loan Review also annually reviews relationships of $1,500,000 and over to assign or re-affirm risk ratings. Loans in the Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2019 and December 31, 2018 (in thousands):

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2019
Commercial real estate loans	$376,109	$12,268	$2,950	$-	$-	$391,327
Commercial	133,695	248	207	-	-	134,150
Total	$509,804	$12,516	$3,157	$-	$-	$525,477

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2018
Commercial real estate loans	$360,838	$7,918	$6,034	$-	$-	$374,790
Commercial	109,966	82	494	-	-	110,542
Total	$470,804	$8,000	$6,528	$-	$-	$485,332

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due.

The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2019 and December 31, 2018 (in thousands):

	Performing	Nonperforming	Total
December 31, 2019
Residential real estate loans	$229,214	$567	$229,781
Construction	17,732	-	17,732
Consumer loans to individuals	151,607	79	151,686
Total	$398,553	$646	$399,199

	Performing	Nonperforming	Total
December 31, 2018
Residential real estate loans	$234,725	$798	$235,523
Construction	17,445	-	17,445
Consumer loans to individuals	112,002	-	112,002
Total	$364,172	$798	$364,970

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2019 and December 31, 2018 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2019
Real Estate loans
Residential	$228,242	$727	$245	$-	$567	$1,539	$229,781
Commercial	388,117	176	2,935	-	99	3,210	391,327
Construction	17,695	-	37	-	-	37	17,732
Commercial loans	134,018	82	-	-	50	132	134,150
Consumer loans	151,309	233	65	-	79	377	151,686
Total	$919,381	$1,218	$3,282	$-	$795	$5,295	$924,676

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2018
Real Estate loans
Residential	$234,201	$373	$151	$-	$798	$1,322	$235,523
Commercial	372,617	1,043	788	-	342	2,173	374,790
Construction	17,445	-	-	-	-	-	17,445
Commercial loans	110,191	320	31	-	-	351	110,542
Consumer loans	111,796	171	35	-	-	206	112,002
Total	$846,250	$1,907	$1,005	$-	$1,140	$4,052	$850,302

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2018	$1,328	$5,455	$93	$712	$864	$8,452
Charge Offs	(102)	(627)	-	(284)	(420)	(1,433)
Recoveries	24	125	-	48	43	240
Provision for loan losses	302	(266)	2	473	739	1,250
Ending balance, December 31, 2019	$1,552	$4,687	$95	$949	$1,226	$8,509
Ending balance individually evaluated for impairment	$-	$417	$-	$-	$-	$417
Ending balance collectively evaluated for impairment	$1,552	$4,270	$95	$949	$1,226	$8,092

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2017	$1,272	$5,265	$90	$463	$544	$7,634
Charge Offs	(197)	(283)	-	(246)	(263)	(989)
Recoveries	9	33	-	8	32	82
Provision for loan losses	244	440	3	487	551	1,725
Ending balance, December 31, 2018	$1,328	$5,455	$93	$712	$864	$8,452
Ending balance individually evaluated for impairment	$-	$-	$-	$-	$-	$-
Ending balance collectively evaluated for impairment	$1,328	$5,455	$93	$712	$864	$8,452

During the period ended December 31, 2019, the allowance for loan losses increased from $8,452,000 to $8,509,000.  This $57,000 increase in the required allowance was due primarily to a $417,000 specific reserve for impaired loans and a $447,000 increase in the qualitative factor related to economic conditions. This increase was partially offset by a reduction in the historical loss factor from 0.26% at December 31, 2018 to 0.15% on December 31, 2019.

During the period ended December 31, 2018, the allowance for loan losses increased from $7,634,000 to $8,452,000.  This $818,000 increase in the required allowance was due primarily to an $86.1 million increase in loan balances and an additional qualitative factor to allocate reserves for potential risk in large balance loans.  This increase was partially offset by a reduction in the historical loss factor from 0.41% at December 31, 2017 to 0.26% on December 31, 2018.

 Interest income that would have been recorded on loans accounted for on a non-accrual basis under the original terms of the loans was $101,000 and $98,000 for 2019 and 2018, respectively.

As of December 31, 2019 and 2018, the Company considered its concentration of credit risk to be acceptable.  As of December 31, 2019, the highest concentrations are in commercial rentals and the hospitality lodging industry, with loans outstanding of $84.6 million, or 65.0% of bank capital, to commercial rentals, and $64.6 million, or 49.6% of bank capital to the hospitality lodging industry.  There were no charge-offs on loans within these concentrations for the years ended December 31, 2019 and 2018, respectively.

During 2019, the Company sold residential mortgage loans totaling $4,715,000.  During 2018, the Company sold residential mortgage loans totaling $752,000.  Gross realized gains and gross realized losses on sales of residential mortgage loans were $123,000 and $0, respectively, in 2019 and $15,000 and $0, respectively, in 2018.  The proceeds from the sales of residential mortgage loans totaled $4,838,000 and $767,000 for the years ended December 31, 2019 and 2018, respectively.  As of December 31, 2019 and 2018, the outstanding value of loans serviced for others totaled $28.5 million and $26.8 million, respectively.